Segmental information - Reconciliation of underlying EBITDA to profit after taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Underlying EBITDA	$ 15,597	$ 21,037
Taxation in subsidiaries and finance items in equity accounted units	(2,902)	(4,981)
Gains recognised by Kitimat relating to LNG Canada's project	116	0
Gains/(Losses) on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	14	(2)
Increase in closure estimates (non-operating and fully impaired sites)	(43)	(175)
Profit before taxation	12,315	18,049
Unconsolidated subsidiaries
Disclosure of operating segments [line items]
Depreciation and amortisation in subsidiaries and equity accounted units	(242)	(249)
Taxation in subsidiaries and finance items in equity accounted units	(363)	(365)
Subsidiaries
Disclosure of operating segments [line items]
Depreciation and amortisation in subsidiaries and equity accounted units	(2,405)	(2,253)
Finance items in subsidiaries	(359)	56
Taxation in subsidiaries and finance items in equity accounted units	$ (2,902)	$ (4,981)